Eaton Vance
Core Bond Fund
September 30, 2023 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2023, the value of the Fund’s investment in the Portfolio was $248,128,856 and the Fund owned 42.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.4%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust:
Series 2023-1PL, Class A, 6.42%, 3/18/30(1)	$129	$ 129,418
Series 2023-3PL, Class A, 6.60%, 8/19/30(1)	1,100	1,100,910
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,204	1,006,699
Conn's Receivables Funding, LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,793,478
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,022,985
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	321	292,810
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,218,667
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	272,405
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,099	1,061,652
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,975	2,951,739
Falcon Aerospace, Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	982	894,038
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,008,255
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	938	869,145
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,422	1,125,294
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	949,955
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	411	399,544
Series 2021-3, Class B, 0.76%, 2/26/29(1)	458	438,368
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	617	615,526
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	274	195,733
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,318	2,850,254
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,986	1,983,084
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,339	1,121,848
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,569	1,415,059
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	271	259,903
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,413,542
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,263,787
Security	Principal Amount (000's omitted)	Value
Oportun Issuance Trust: (continued)
Series 2022-3, Class B, 8.533%, 1/8/30(1)	$1,725	$ 1,742,440
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	479	462,607
Series 2021-3, Class A, 1.15%, 5/15/29(1)	168	166,900
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	316	304,569
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,001	837,244
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,960	2,674,245
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	532	451,476
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	621	489,252
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,607	3,307,451
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	459	457,702
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,774	1,612,521
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	838	761,603
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3,302	3,270,523
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	719,317
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	230	194,097
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,328	1,242,325
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	2,000	1,907,553
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,340	1,842,534
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	468	470,482
Towd Point Asset Trust, Series 2018-SL1, Class A, 6.034%, (1 mo. SOFR + 0.714%), 1/25/46(1)(3)	485	483,524
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,119	1,087,426
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,859,645
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	761,618
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	855	690,549
Series 2020-A, Class C, 6.657%, 3/15/45(1)	197	142,171
Total Asset-Backed Securities (identified cost $65,371,537)		$ 60,593,872

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 7.065%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$14	$ 14,348
Series 2021-1A, Class M1B, 7.515%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	392,694
Series 2021-2A, Class M1A, 6.515%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	645	645,602
Series 2021-3A, Class A2, 6.315%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	823,286
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,578	1,387,736
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,575	1,583,155
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	142	131,789
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.379%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	28	27,895
Series 2021-DNA3, Class M1, 6.065%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	223	222,424
Series 2022-DNA2, Class M1A, 6.615%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	869	869,254
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	55	54,982
Series 2013-6, Class HD, 1.50%, 12/25/42	52	44,350
Series 2014-70, Class KP, 3.50%, 3/25/44	288	269,454
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.679%, (30-day average SOFR + 5.364%), 10/25/23(3)	412	414,122
Series 2014-C02, Class 2M2, 8.029%, (30-day average SOFR + 2.714%), 5/25/24(3)	148	149,257
Series 2014-C03, Class 2M2, 8.329%, (30-day average SOFR + 3.014%), 7/25/24(3)	224	226,831
Series 2018-R07, Class 1M2, 7.829%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	26	26,188
Series 2019-R06, Class 2B1, 9.179%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	2,786	2,861,645
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	620,772
Series 2023-84, Class MW, 6.00%, 6/20/53	653	638,123
Total Collateralized Mortgage Obligations (identified cost $11,491,426)		$ 11,403,907

Commercial Mortgage-Backed Securities — 8.6%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,080,882
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	361,941
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.367%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	2,061	2,056,157
Series 2019-XL, Class B, 6.527%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	1,122	1,115,400
Series 2021-VOLT, Class B, 6.397%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	3,103	3,003,688
Series 2021-VOLT, Class C, 6.547%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,406,610
Series 2021-VOLT, Class D, 7.097%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	1,074	1,026,547
BPR Trust, Series 2022-SSP, Class A, 8.332%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,279,198
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.514%, 12/10/54(1)(2)	2,000	1,381,851
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.564%, 12/10/47(2)	2,500	2,310,289
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.527%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	473	469,783
Series 2021-ESH, Class C, 7.147%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,602	2,567,331
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	490	451,907
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,419	2,263,105
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,812,678
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.179%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	1,257	1,229,523
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.529%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	4,033	4,005,929
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.70%, 9/15/47(1)(2)	990	669,327
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(2)	2,000	1,662,543
Series 2014-C25, Class D, 4.081%, 11/15/47(1)(2)	1,960	830,267
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	405	373,147
Series 2021-MHC, Class C, 6.747%, (1 mo. SOFR + 1.414%), 4/15/38(1)(3)	2,425	2,386,232
Med Trust, Series 2021-MDLN, Class D, 7.447%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	1,448	1,391,371
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.878%, 5/15/49(2)(5)	993	859,463
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.322%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	1,982	1,909,793

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.647%, (1 mo. SOFR + 2.314%), 6/15/35(1)(3)	$5,000	$ 2,297,564
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,897,772
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.095%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	1,484	1,451,508
Series 2021-HT1, Class B, 9.945%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	2,000	1,897,054
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	355,685
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class E, 5.206%, 3/15/46(1)(2)	924	890,156
Total Commercial Mortgage-Backed Securities (identified cost $58,796,108)		$ 49,694,701

Corporate Bonds — 34.1%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,173,328
		$ 2,173,328
Agriculture — 0.3%
BAT Capital Corp., 6.421%, 8/2/33	$1,758	$ 1,710,132
		$ 1,710,132
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 833,902
5.85%, 4/6/30	945	905,792
		$ 1,739,694
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 431,431
		$ 431,431
Banks — 13.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$ 1,297,306
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	1,032	1,028,379
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	903	838,702
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	$1,200	$ 1,049,858
4.175% to 3/24/27, 3/24/28(6)	200	184,762
5.294%, 8/18/27	1,400	1,354,390
6.921%, 8/8/33	1,600	1,530,987
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	5,276	4,676,795
1.898% to 7/23/30, 7/23/31(6)	1,020	775,480
1.922% to 10/24/30, 10/24/31(6)	831	627,253
2.087% to 6/14/28, 6/14/29(6)	1,881	1,575,323
2.299% to 7/21/31, 7/21/32(6)	2,050	1,554,343
2.456% to 10/22/24, 10/22/25(6)	482	463,046
2.551% to 2/4/27, 2/4/28(6)	1,250	1,115,136
3.824% to 1/20/27, 1/20/28(6)	1,639	1,522,809
3.846% to 3/8/32, 3/8/37(6)	1,160	944,369
5.819% to 9/15/28, 9/15/29(6)	2,235	2,208,497
5.872% to 9/15/33, 9/15/34(6)	1,671	1,627,058
6.204% to 11/10/27, 11/10/28(6)	695	698,397
Barclays PLC:
4.836%, 5/9/28	2,125	1,941,074
6.496% to 9/13/26, 9/13/27(6)	1,329	1,326,008
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,069,515
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	861,810
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	749,039
9.25% to 11/17/27(1)(6)(7)	634	650,218
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,118,804
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	1,376	1,347,208
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(6)	909	760,910
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(6)	2,328	1,857,292
3.70%, 1/12/26	1,524	1,450,481
3.785% to 3/17/32, 3/17/33(6)	1,685	1,406,303
Series W, 4.00% to 12/10/25(6)(7)	1,090	956,204
Discover Bank, 5.974%, 8/9/28	293	268,377
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,151,379
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(6)	1,221	1,206,836
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	754,887
6.161% to 3/9/28, 3/9/29(6)	1,137	1,126,176
7.39% to 11/3/27, 11/3/28(6)	1,845	1,909,431
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	474,902

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Intesa Sanpaolo SpA: (continued)
8.248% to 11/21/32, 11/21/33(1)(6)	$1,355	$ 1,366,778
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	1,591	1,394,364
2.545% to 11/8/31, 11/8/32(6)	1,316	1,018,960
4.005% to 4/23/28, 4/23/29(6)	2,833	2,612,325
KeyBank N.A., 5.85%, 11/15/27	257	244,556
KeyCorp, 4.789% to 6/1/32, 6/1/33(6)	250	208,536
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,295	1,272,012
PPTT, 2006-A GS, Series D, Class A, 3.378%(1)(7)(8)	259	228,231
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	690,596
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	975	884,171
9.375% to 11/22/27(1)(6)(7)	756	742,669
Standard Chartered PLC, 1.822% to 11/23/24, 11/23/25(1)(6)	929	878,172
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,911,237
Synchrony Bank, 5.40%, 8/22/25	800	771,364
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	759,392
5.625%, 2/15/28	1,000	906,689
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	543,957
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	1,969,774
Truist Financial Corp.:
5.867% to 6/8/33, 6/8/34(6)	3,420	3,221,395
6.047% to 6/8/26, 6/8/27(6)	702	694,608
Series Q, 5.10% to 3/1/30(6)(7)	1,427	1,227,166
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	4,099	3,992,159
5.836% to 6/10/33, 6/12/34(6)	1,529	1,443,264
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,223,249
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	785	719,483
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	642,355
		$ 80,027,206
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 473,426
		$ 473,426
Building Materials — 0.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(6)(7)	$1,035	$ 1,078,734
		$ 1,078,734
Security	Principal Amount (000's omitted)	Value
Chemicals — 0.4%
Celanese US Holdings, LLC:
6.35%, 11/15/28	$915	$ 903,970
6.55%, 11/15/30	1,090	1,067,256
6.70%, 11/15/33	625	608,843
		$ 2,580,069
Commercial Services — 0.6%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,084,406
Ford Foundation (The), 2.415%, 6/1/50	650	379,185
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,244,496
		$ 3,708,087
Computers — 0.6%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$1,547	$ 1,272,725
3.15%, 10/15/31	385	291,892
Seagate HDD Cayman:
5.75%, 12/1/34	1,473	1,245,622
9.625%, 12/1/32(1)	666	717,794
		$ 3,528,033
Consumer Products — 0.0%(9)
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$200	$ 183,798
		$ 183,798
Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$1,136	$ 944,873
Ally Financial, Inc., 8.00%, 11/1/31	1,955	1,975,527
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	1,229	1,202,998
6.375%, 7/15/30(1)	1,295	1,255,154
Charles Schwab Corp. (The), 6.136% to 8/24/33, 8/24/34(6)	1,425	1,386,961
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,065,265
4.10%, 6/15/51	1,468	851,004
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,764	1,727,377
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	860,720
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	246,353
OneMain Finance Corp., 3.50%, 1/15/27	1,146	982,414
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,384,121
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,191,324

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Synchrony Financial, 4.50%, 7/23/25	$2,000	$ 1,905,103
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	512,625
		$ 17,491,819
Electric Utilities — 0.7%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 838,473
AES Corp. (The), 2.45%, 1/15/31	1,287	990,872
Alabama Power Co., 3.125%, 7/15/51	1,350	830,191
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	771,399
MidAmerican Energy Co., 5.35%, 1/15/34	861	850,132
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,522
		$ 4,317,589
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$532	$ 431,504
		$ 431,504
Entertainment — 0.2%
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	$1,000	$ 773,943
5.391%, 3/15/62	652	481,994
		$ 1,255,937
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 804,020
3.00%, 10/15/30(1)	210	160,693
		$ 964,713
Health Care — 1.0%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,241,696
4.25%, 12/15/27	798	736,366
HCA, Inc., 3.50%, 7/15/51	4,700	2,939,059
		$ 5,917,121
Insurance — 2.1%
Athene Global Funding, 1.20%, 10/13/23(1)	$3,200	$ 3,195,278
F&G Annuities & Life, Inc., 7.40%, 1/13/28	2,813	2,810,347
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,595	2,275,953
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,561,705
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	$1,466	$ 1,207,639
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	947,433
		$ 11,998,355
Media — 0.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,805	$ 2,663,448
Comcast Corp., 1.95%, 1/15/31	800	625,795
		$ 3,289,243
Oil and Gas — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$1,003	$ 846,807
		$ 846,807
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,538,346
		$ 2,538,346
Packaging & Containers — 0.1%
Berry Global, Inc., 5.50%, 4/15/28(1)	$745	$ 720,167
		$ 720,167
Pharmaceuticals — 0.4%
CVS Health Corp.:
5.25%, 1/30/31	$1,850	$ 1,778,494
5.875%, 6/1/53	763	706,188
		$ 2,484,682
Pipelines — 0.6%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,084,000
Williams Cos., Inc. (The), 5.30%, 8/15/28	1,364	1,335,047
		$ 3,419,047
Real Estate Investment Trusts (REITs) — 3.6%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 877,353
CBRE Services, Inc., 5.95%, 8/15/34	1,540	1,454,400
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,522	1,069,159
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,175,575
EPR Properties:
3.75%, 8/15/29	1,474	1,185,473
4.50%, 6/1/27	1,381	1,237,205
4.95%, 4/15/28	332	294,484

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, L.P.:
2.40%, 10/15/31	$1,473	$ 1,128,683
2.55%, 6/1/31	1,011	788,033
5.50%, 7/1/30	1,532	1,482,651
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,277,908
3.75%, 9/15/30(1)	597	457,603
Iron Mountain, Inc., 4.50%, 2/15/31(1)	387	318,733
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,500,864
SITE Centers Corp., 3.625%, 2/1/25	874	832,484
Sun Communities Operating, L.P., 4.20%, 4/15/32	1,250	1,067,408
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	2,722	2,637,775
		$ 20,785,791
Retail — 0.4%
Bath & Body Works, Inc., 7.60%, 7/15/37	$524	$ 460,484
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,586,515
		$ 2,046,999
Semiconductors — 0.8%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,716,627
Intel Corp., 5.70%, 2/10/53	1,924	1,805,620
Marvell Technology, Inc., 5.75%, 2/15/29	703	696,845
Micron Technology, Inc., 2.703%, 4/15/32	380	290,379
		$ 4,509,471
Software — 0.8%
Concentrix Corp.:
6.60%, 8/2/28	$3,256	$ 3,143,952
6.65%, 8/2/26	1,680	1,670,505
		$ 4,814,457
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 631,348
		$ 631,348
Telecommunications — 1.2%
AT&T, Inc.:
3.55%, 9/15/55	$1,346	$ 824,811
3.65%, 6/1/51	3,804	2,454,576
Nokia Oyj, 4.375%, 6/12/27	291	269,720
Rogers Communications, Inc., 4.55%, 3/15/52	3,345	2,442,479
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	$661	$ 445,744
SES S.A., 5.30%, 4/4/43(1)	393	265,007
		$ 6,702,337
Transportation — 0.4%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,134,218
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,183,326
		$ 2,317,544
Utilities — 0.5%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,580,430
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,060,000
		$ 2,640,430
Total Corporate Bonds (identified cost $217,818,314)		$197,757,645

Preferred Stocks — 0.4%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,069,154
		$ 1,069,154
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	83,925	$ 1,381,405
		$ 1,381,405
Total Preferred Stocks (identified cost $4,196,150)		$ 2,450,559

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.1%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/15/27	$480	$ 343,121
		$ 343,121
Total Senior Floating-Rate Loans (identified cost $479,807)		$ 343,121

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,149,305
		$ 1,149,305
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 668,603
Green Bonds, 2.184%, 9/1/31	650	517,361
Green Bonds, 2.264%, 9/1/32	585	455,341
Green Bonds, 2.344%, 9/1/33	635	484,391
		$ 2,125,696
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,275,001

U.S. Government Agency Mortgage-Backed Securities — 20.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$632	$ 530,346
3.00%, with maturity at 2046	369	2,383,770
3.50%, with maturity at 2048	374	2,334,276
4.00%, with maturity at 2047	1,021	1,872,542
4.50%, with maturity at 2044	228	664,530
5.50%, 6/1/41	977	982,428
6.00%, 6/1/53	324	320,315
Federal National Mortgage Association:
2.50%, 3/1/47	751	610,789
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
3.00%, 7/1/49	$766	$ 641,994
3.50%, with maturity at 2047	871	3,677,653
4.00%, 30-Year, TBA(11)	28,527	25,415,763
4.00%, with maturity at 2046	352	1,256,530
4.50%, 30-Year, TBA(11)	28,375	26,066,194
4.50%, 2/1/44	235	221,768
5.00%, 30-Year, TBA(11)	35,575	33,580,875
5.00%, 7/1/41	209	205,620
5.50%, 30-Year, TBA(11)	8,550	8,266,786
6.00%, 30-Year, TBA(11)	3,300	3,258,362
Government National Mortgage Association:
2.50%, with maturity at 2051	1,208	2,498,666
3.50%, 12/20/45	901	802,151
5.50%, 6/20/53	2,128	2,073,856
6.00%, with maturity at 2053	188	510,031
7.00%, 6/20/53	858	880,999
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $124,804,028)		$119,056,244

U.S. Treasury Obligations — 38.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond:
1.375%, 8/15/50	$2,806	$ 1,370,117
1.625%, 11/15/50	8,674	4,545,444
1.875%, 11/15/51	1,318	735,042
2.00%, 11/15/41	8,644	5,612,691
2.00%, 8/15/51	347	200,311
2.25%, 2/15/52	3,332	2,045,861
2.375%, 2/15/42	19,594	13,550,093
2.875%, 5/15/43	10,227	7,580,564
2.875%, 5/15/52	1,099	779,474
3.00%, 8/15/52	4,144	3,020,749
3.625%, 2/15/53	2,599	2,150,394
3.875%, 2/15/43	2,631	2,290,203
4.00%, 11/15/42	7,600	6,746,781
4.00%, 11/15/52	6,137	5,440,834
U.S. Treasury Note:
0.25%, 6/15/24	6,000	5,784,807
0.375%, 11/30/25	1,414	1,281,382
0.375%, 12/31/25	10,941	9,892,630
0.375%, 1/31/26	8,006	7,208,215
0.50%, 2/28/26	3,144	2,831,074
0.75%, 4/30/26	4,821	4,343,608

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
1.125%, 2/29/28	$10,680	$ 9,190,641
1.25%, 3/31/28	2,415	2,084,730
1.25%, 4/30/28	8,955	7,711,095
1.25%, 6/30/28	2,155	1,845,724
1.375%, 10/31/28	2,510	2,141,834
1.875%, 2/28/27	22,061	20,082,495
2.00%, 5/31/24	6,000	5,865,423
2.125%, 3/31/24	5,939	5,841,936
2.75%, 4/30/27	18,000	16,834,922
2.875%, 4/30/29	3,760	3,434,561
3.125%, 8/31/27	3,713	3,504,869
3.25%, 8/31/24	37,892	37,140,239
3.50%, 1/31/28	2,593	2,474,998
3.50%, 2/15/33	4,972	4,562,587
3.75%, 5/31/30	1,408	1,336,940
3.875%, 12/31/27	2,000	1,938,594
3.875%, 9/30/29	2,306	2,212,409
3.875%, 8/15/33	1,857	1,754,865
4.125%, 9/30/27	1,600	1,566,938
4.125%, 11/15/32	1,134	1,093,867
4.375%, 8/15/26	1,300	1,283,953
Total U.S. Treasury Obligations (identified cost $246,918,680)		$221,313,894

Short-Term Investments — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(12)	42,808	$ 42,808
Total Short-Term Investments (identified cost $42,808)		$ 42,808
Total Purchased Call Options — 0.0%(9) (identified cost $61,595)		$ 63,422
Total Investments — 114.9% (identified cost $734,100,453)		$665,995,174
Other Assets, Less Liabilities — (14.9)%		$(86,594,432)
Net Assets — 100.0%		$579,400,742
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $163,449,203 or 28.2% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2023.
(9)	Amount is less than 0.05%.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Purchased Call Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 12/2023	123	$13,291,688	$110.00	11/24/23	$63,422
Total					$63,422
(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	301	Long	12/29/23	$61,015,992	$(276,004)
U.S. 5-Year Treasury Note	28	Long	12/29/23	2,950,063	4,340
U.S. 10-Year Treasury Note	95	Long	12/19/23	10,265,938	(116,087)
U.S. Long Treasury Bond	45	Long	12/19/23	5,120,156	(244,881)
U.S. Ultra-Long Treasury Bond	45	Long	12/19/23	5,340,938	(301,140)
U.S. Ultra 10-Year Treasury Note	10	Long	12/19/23	1,115,625	462
					$(933,310)
Abbreviations:
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options on futures contracts to hedge against fluctuations in interest rates.
At September 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $2,812,064, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.878%, 5/15/49	$875,452	$ —	$ —	$ —	$(15,989)	$859,463	$35,820	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	(846,325)	(511,019)	425,087	—	24,048	—
Series 2019-BPR, Class A, 7.322%, (1 mo. SOFR + 1.992%), 5/15/36	2,115,737	—	(228,400)	—	22,456	1,909,793	105,450	1,981,982
Short-Term Investments
Liquidity Fund, Institutional Class(1)	33,127,696	185,240,852	(218,325,740)	—	—	42,808	445,921	42,808
Total				$(511,019)	$431,554	$2,812,064	$611,239
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 60,593,872	$ —	$ 60,593,872
Collateralized Mortgage Obligations	—	11,403,907	—	11,403,907
Commercial Mortgage-Backed Securities	—	49,694,701	—	49,694,701
Corporate Bonds	—	197,757,645	—	197,757,645
Preferred Stocks	2,450,559	—	—	2,450,559
Senior Floating-Rate Loans	—	343,121	—	343,121
Taxable Municipal Obligations	—	3,275,001	—	3,275,001
U.S. Government Agency Mortgage-Backed Securities	—	119,056,244	—	119,056,244
U.S. Treasury Obligations	—	221,313,894	—	221,313,894
Short-Term Investments	42,808	—	—	42,808

Core Bond Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ 63,422	$ —	$ —	$ 63,422
Total Investments	$2,556,789	$663,438,385	$ —	$665,995,174
Futures Contracts	$ 4,802	$ —	$ —	$ 4,802
Total	$2,561,591	$663,438,385	$ —	$665,999,976
Liability Description
Futures Contracts	$ (938,112)	$ —	$ —	$ (938,112)
Total	$ (938,112)	$ —	$ —	$ (938,112)
Investment Valuations - Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority.
Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.